Issued Capital and Reserves - Schedule of the Movement of Ordinary Shares and Share Premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Member]
Schedule of the Movement of Ordinary Shares and Share Premium [Line Items]
Opening balance (in Shares)	6,686,470	2,970,964
Opening balance	$ 6,686	$ 2,971
Issuance of shares upon acquisition of assets		3,698,551
Issuance of shares upon acquisition of assets		$ 3,698
Employees’ long term incentive plan shares issued (in Shares)	2,167	16,955
Employees’ long term incentive plan shares issued	$ 3	$ 17
Ending ordinary shares (in Shares)	9,064,808	6,686,470	2,970,964
Ending ordinary shares	$ 9,065	$ 6,686	$ 2,971
Issuance of shares upon conversion of convertible note liability (in Shares)	2,376,171
Issuance of shares upon conversion of convertible note liability	$ 2,376
Share Premium [Member]
Schedule of the Movement of Ordinary Shares and Share Premium [Line Items]
Opening balance	262,286,166	125,606,786
Issuance of shares upon acquisition of assets		136,496,285
Employees’ long term incentive plan shares issued	15,574	183,095
Ending ordinary shares	319,255,844	$ 262,286,166	125,606,786
Issuance of shares upon conversion of convertible note liability	$ 56,954,104		$ 5,136,794